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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [X]; Amendment Number: 1

This Amendment (Check only one.):   [X] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      CinFin Capital Management Company
Address:   6200 South Gilmore Road
           Fairfield, Ohio 45014

13F File Number: 028-5597

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Steven A. Soloria
Title:   Vice President and Secretary
Phone:   (513) 870-2000

Signature, Place and Date of Signing:


/s/ Steven A. Soloria                   Fairfield, Ohio      March 23, 2007
-------------------------------------   ------------------   -------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers                   0

Form 13F Information Table Entry Total:            42

Form 13F Information Table Value Total        155,070
                                          (thousands)

List of Other Included Managers: None


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
                COLUMN 1           COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7      COLUMN 8
-----------------------------------------------------------------------------------------------------------------------
                                   TITLE OF             VALUE  SHRS OR SH/ PUT/  INVESTMENT    OTHER  VOTING AUTHORITY
          NAME OF ISSUER             CLASS    CUSIP   [x$1000] PRN AMT PRN CALL  DISCRETION  MANAGERS SOLE  SHARED NONE
-----------------------------------------------------------------------------------------------------------------------
ALFA CORPORATION                    COMMON  015385107      125  10,000  SH          SOLE                --  10,000   --
ALLIANCE CAPITAL MGMT HLDG LTD PRT  COMMON  01855A101      668  18,300  SH          SOLE                --  18,300   --
ALLTEL CORP                         COMMON  020039103   12,198 252,974  SH          SOLE                -- 252,974   --
AVERY DENNISON CORP                 COMMON  053611109      562  11,200  SH          SOLE                --  11,200   --
BB & T CORP                         COMMON  054937107      710  20,700  SH          SOLE                --  20,700   --
BROADWING                           COMMON  111620100      138  20,600  SH          SOLE                --  20,600   --
CHEVRON CORPORATION                 COMMON  166764100    4,645  64,339  SH          SOLE                --  64,339   --
CHUBB CORP                          COMMON  171232101      451   7,510  SH          SOLE                --   7,510   --
CINCINNATI FINANCIAL CORP           COMMON  172062101   28,185 760,928  SH      SHARED-OTHER            -- 760,928   --
CINERGY CORP                        COMMON  172474108    1,472  40,000  SH          SOLE                --  40,000   --
CINTAS CORP                         COMMON  172908105      423  11,950  SH          SOLE                --  11,950   --
CONVERGYS CORP                      COMMON  212485106      288  18,000  SH          SOLE                --  18,000   --
DUKE ENERGY CORP                    COMMON  264399106      486  24,355  SH          SOLE                --  24,355   --
DUKE REALTY CORP                    COMMON  264411505      366  13,300  SH          SOLE                --  13,300   --
EXXON MOBIL CORPORATION             COMMON  30231G102   23,191 645,806  SH          SOLE                -- 645,806   --
FIFTH THIRD BANCORP                 COMMON  316773100    6,799 118,406  SH      SHARED-OTHER            -- 118,406   --
FIRST FINANCIAL BANCORP             COMMON  320209109      367  23,199  SH          SOLE                --  23,199   --
FIRST MERIT CORPORATION             COMMON  337915102      609  26,700  SH          SOLE                --  26,700   --
FORTUNE BRANDS INC                  COMMON  349631101    1,843  35,300  SH          SOLE                --  35,300   --
GENERAL ELECTRIC CO                 COMMON  369604103    1,106  38,553  SH      SHARED-OTHER            --  38,553   --
GENUINE PARTS CO                    COMMON  372460105      856  26,750  SH          SOLE                --  26,750   --
HILLENBRAND INDUSTRIES              COMMON  431573104      772  15,300  SH          SOLE                --  15,300   --
INTEL CORP                          COMMON  458140100      403  19,347  SH          SOLE                --  19,347   --
JEFFERSON PILOT CORP                COMMON  475070108      220   5,300  SH          SOLE                --   5,300   --
JOHNSON & JOHNSON                   COMMON  478160104      937  18,125  SH          SOLE                --  18,125   --
LINCOLN NATIONAL CORP               COMMON  534187109      499  14,000  SH          SOLE                --  14,000   --
MEDTRONIC INC                       COMMON  585055106      955  19,900  SH          SOLE                --  19,900   --
MERCK & COMPANY                     COMMON  589331107   15,755 260,200  SH          SOLE                -- 260,200   --
MICROSOFT CORP                      COMMON  594918104      906  35,320  SH          SOLE                --  35,320   --
MOLEX INC CLASS A                   COMMON  608554200    1,543  66,650  SH          SOLE                --  66,650   --
NATIONAL CITY CORPORATION           COMMON  635405103    3,132  95,740  SH          SOLE                --  95,740   --
PFIZER INC                          COMMON  717081103    1,089  31,900  SH          SOLE                --  31,900   --
PIEDMONT NATURAL GAS                COMMON  720186105      788  20,302  SH          SOLE                --  20,302   --
PNC FINANCIAL SERVICES GROUP        COMMON  693475105    2,270  46,500  SH          SOLE                --  46,500   --
PROCTER & GAMBLE CORPORATION        COMMON  742718109    9,085 101,875  SH          SOLE                -- 101,875   --
SBC COMMUNICATIONS INC              COMMON  78387G103      243   9,526  SH          SOLE                --   9,526   --
SKY FINANCIAL GROUP INC             COMMON  83080P103      539  24,800  SH          SOLE                --  24,800   --
SYSCO CORP                          COMMON  871829107      826  27,500  SH          SOLE                --  27,500   --
U S BANCORP                         COMMON  902973304    7,443 303,800  SH          SOLE                -- 303,800   --
UNITED PARCEL SERVICE - CL B        COMMON  911312106      971  15,250  SH          SOLE                --  15,250   --
WELLS FARGO & CO                    COMMON  949746101    1,263  25,050  SH          SOLE                --  25,050   --
WYETH                               COMMON  983024100   19,944 437,850  SH          SOLE                -- 437,850   --
                                                       155,070


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